ORGANIZATION AND PRINCIPAL ACTIVITIES - Acquisition of KAG (Details) $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2019 shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Business Acquisition [Line Items]
Exchange ratio for restatement of equity		0.1562
Par value of ordinary shares | $				$ 2
Retrospective adjustment to addition paid-in capital for subscription receivable | $				$ 2
Weighted average shares outstanding, basic and diluted (in shares)	[1]		33,146,593	24,984,300	24,984,300
Common Stock reserved			4,200,000
Before adjustment
Business Acquisition [Line Items]
Par value of ordinary shares | $				$ 16
Subscription receivable | $				$ 16
Weighted average shares outstanding, basic and diluted (in shares)					160,000,000
Reverse recapitalization | KAG
Business Acquisition [Line Items]
Percentage of issued and outstanding shares acquired		100.00%
Number of ordinary shares acquired		160,000,000
Number of shares issued in exchage of consideration		28,284,300
Number of shares held in escrow		3,300,000

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)